Discontinued Operations (Details) - Schedule of reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations - Discontinued Operations [Member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Current assets
Cash and cash equivalents	¥ 2,881,737	¥ 2,404,881
Restricted cash, net of allowance of RMB nil and RMB 4 as of August 31, 2020 and 2021, respectively	30,553	7,200
Accounts receivable, net of allowance of RMB nil and RMB 2,854 as of August 31, 2020 and 2021, respectively	6,541	4,486
Amounts due from related parties, net of allowance of RMB nil and RMB 50 as of August 31, 2020 and 2021, respectively	3,148	2,008
Other receivables, deposits and other assets, net of allowance of RMB nil and RMB 88 as of August 31, 2020 and 2021, respectively	49,003	32,378
Inventories	23,200	22,020
Amounts due from continuing operations	333,270	525,643
Total current assets	3,327,452	2,998,616
Property and equipment, net	510,862	519,062
Land use rights, net	83,949	86,076
Intangible assets, net	78,373	93,012
Goodwill, net	231,386	231,386
Prepayments for construction contract	3,863	1,474
Deferred tax assets, net	4,109	2,771
Operating lease right-of-use assets non-current	157,813	147,965
Other non-current assets, net of allowance of RMB nil and RMB 343 as of August 31, 2020 and 2021, respectively	13,335	9,842
Total non-current assets	1,083,690	1,091,588
TOTAL ASSETS	4,411,142	4,090,204
Current liabilities
Short-term loan	77,500	7,500
Accounts payables	21,745	24,857
Amounts due to related parties	38,422	40,670
Accrued expenses and other current liabilities	512,404	369,265
Income tax payable	38,678	25,405
Operating lease liabilities	6,343	13,953
Contract liabilities	1,229,601	1,157,691
Refund liabilities	14,008	13,928
Amounts due to continuing operations	2,028,866	1,890,534
Total current liabilities	3,967,567	3,543,803
Long-term loan		77,500
Deferred tax liabilities	22,959	26,633
Other non-current liabilities	2,213	7,593
Operating lease liabilities	157,136	139,616
Amounts due to continuing operations		250,000
Total non-current liabilities	182,308	501,342
TOTAL LIABILITIES	¥ 4,149,875	¥ 4,045,145